Summary of Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	R$ (1,342,211)	R$ (1,084,895)	R$ (1,104,375)
Provision for bad debt		(777,106)	(708,986)
Estimated loss on doubtful debts	(773,841)
Trade receivables written off as uncollectible	334,745	519,790	728,466
Ending balance	R$ (1,781,307)	R$ (1,342,211)	R$ (1,084,895)